SIGNIFICANT ACCOUNTING POLICIES (Schedule of Estimated Useful Lives) (Details)	12 Months Ended
Jun. 30, 2021
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	Not depreciated
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	20 Years
Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 Years
Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 Years
Office equipment and furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 Years
Computer software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 Years